EXPLORATION AND EVALUATION ASSETS - Disclosure of exploration and evaluation assets summary (Parentheticals) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and Evaluation Assets	$ 56,491,140	$ 56,809,632	$ 47,235,079
Staff house building [Member] | Carrying Amount [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and Evaluation Assets	$ 187,150